QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2015
QUARTERLY FINANCIAL DATA (UNAUDITED)
Schedule of Quarterly Financial Information

	First	Second	Third	Fourth
Statement of Operations Data (thousands):	Quarter	Quarter	Quarter	Quarter	Total
2015
Operating revenues	$328,391	$305,913	$388,102	$313,042	$1,335,448
Operating margins	49,384	38,550	81,412	8,623	177,969
Net margins attributable to the Association	20,126	6,284	48,302	(21,299)	53,413
2014
Operating revenues	$349,198	$327,288	$396,479	$322,126	$1,395,091
Operating margins	53,652	34,098	69,603	24,524	181,877
Net margins attributable to the Association	24,511	3,373	40,451	(4,099)	64,236